Offerings - Offering: 1	Jan. 31, 2025 USD ($) shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $3.33 par value
Amount Registered | shares	1,400,000
Proposed Maximum Offering Price per Unit	59.57
Maximum Aggregate Offering Price	$ 83,398,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,768.23
Offering Note
(1)
Amount to be registered consists of 1,400,000 shares of Hancock Whitney Corporation (the “Company”) common stock, $3.33 par value per share (“Common Stock”) that may be offered or sold under the Hancock Whitney Corporation 2020 Long Term Incentive (the “Plan”). Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the NASDAQ Global Select Market on January 27, 2025.